Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 MYR (RM)
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	15 years	15 years	15 years
Unrecognized tax benefits
Income tax provision	0	$ 0
Federal depository insurance coverage amount	250,000,000
Cash	$ 11,092,160,000		RM 5,155,493,000
Convertible Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance Deposit (in Ringgits) | RM			RM 250,000